Accrued Liabilities (Annual)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
10.  Accrued Liabilities

Accrued liabilities consist of the following:

In thousands	2011	2010
Deferred revenues	$1,258	$1,979
Current portion of pension liability (see Note 15)	1,152	84
Compensation and employee benefits	1,051	1,188
Taxes payable	738	561
Interest payable	315	1,259
Warranty obligations	274	291
Restructuring costs	73	309
Other	1,858	1,884
Accrued Liabilities, Total	$6,719	$7,555

Warranty obligations: The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.  A summary of the warranty liabilities for each of the two years ended December 31, 2011 is as follows:

In thousands	2011	2010
Balance at beginning of year	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291